Non-current Assets - Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant, and Equipment

	Consolidated

	Jun 30, 2026	Dec 31, 2025

Machinery and equipment - at cost	$21,256,107	$27,740,763
Machinery and equipment - accumulated depreciation	(9,091,551)	(14,055,495)
	12,164,556	13,685,268

Leasehold improvements - at cost	2,006,077	1,430,580
Leasehold improvements - accumulated depreciation	(1,678,443)	(1,275,448)
	327,634	155,132

Buildings - at cost	40,989,895	47,712,041
Buildings - accumulated depreciation	(5,934,161)	(10,597,582)
	35,055,734	37,114,459

Land - at cost	1,590,565	1,788,207
Construction work in progress - at cost	123,436,651	122,110,285
Balance	$172,575,140	$174,853,351

	Land	Buildings	Leasehold improvements	Machinery and equipment	Construction work in progress	Total

Half-year ended June 30, 2026
Opening net book amount	$1,788,207	$37,114,459	$155,132	$13,685,268	$122,110,285	$174,853,351
Additions	-	-	575,497	755,458	1,360,817	2,691,772
Disposals	-	-	-	-	-	-
Assets of subsidiary disposed	(197,991)	(1,526,286)	-	(896,809)	(50,578)	(2,671,664)
Depreciation charge	-	(549,588)	(402,995)	(1,366,006)	-	(2,318,589)
Exchange differences	349	-	-	3,795	16,126	20,270
Closing net book amount	$1,590,565	$35,038,585	$327,634	$12,181,706	$123,436,650	$172,575,140